Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price New America Growth Fund
Supplement to Prospectus and Summary Prospectus Dated May 1, 2020

On March 1, 2021, the T. Rowe Price New America Growth Fund will change its name to the T. Rowe Price
All-Cap
Opportunities Fund. Accordingly, effective March 1, 2021, all references in the summary prospectus and prospectus to the T. Rowe Price New America Growth Fund will be replaced by reference to the T. Rowe Price
All-Cap
Opportunities Fund.
In addition, effective March 1, 2021, the fund’s primary benchmark will change from the Russell 1000 Growth Index to the Russell 3000 Index. The Russell 3000 Index includes companies of all market capitalizations, which is more representative of the fund’s investment program.

T. Rowe Price New America Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price New America Growth Fund
Supplement to Prospectus and Summary Prospectus Dated May 1, 2020

On March 1, 2021, the T. Rowe Price New America Growth Fund will change its name to the T. Rowe Price
All-Cap
Opportunities Fund. Accordingly, effective March 1, 2021, all references in the summary prospectus and prospectus to the T. Rowe Price New America Growth Fund will be replaced by reference to the T. Rowe Price
All-Cap
Opportunities Fund.
In addition, effective March 1, 2021, the fund’s primary benchmark will change from the Russell 1000 Growth Index to the Russell 3000 Index. The Russell 3000 Index includes companies of all market capitalizations, which is more representative of the fund’s investment program.